LOANS (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,021	$ 1,478
Accretion of income	(164)	(457)
Reclassifications from nonaccretable difference	124	0
Disposals	0	0
Balance at end of year	$ 981	$ 1,021